Investment in Affiliates (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Investments in and Advances to Affiliates [Line Items]
Shares	$ 3,604	¥ 296,228	¥ 311,556
Loans	432	35,489	61,820
Investment in affiliates	$ 4,036	¥ 331,717	¥ 373,376